SUBSEQUENT EVENTS (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Aug. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Jul. 31, 2022
Forecast
Subsequent Event [Line Items]
Shares issued (in shares)		222,622,889
Shares outstanding (in shares)		222,622,889
Newbuilding Program
Subsequent Event [Line Items]
Installments paid | $	$ 90.2
Newbuilding Program | Forecast
Subsequent Event [Line Items]
Installments paid | $			$ 71.7	$ 215.3
Subsequent event
Subsequent Event [Line Items]
Shares issued (in shares)		222,622,889
Shares outstanding (in shares)		222,622,889
Subsequent event | $65.0 million Senior Secured Term Loan Facility
Subsequent Event [Line Items]
Proceeds from Loans | $		$ 65.0
Debt instrument, face amount | $		$ 65.0
Subsequent event | Euronav
Subsequent Event [Line Items]
Stock exchange ratio					1.45
Subsequent event | Hemen
Subsequent Event [Line Items]
Stock issued during period (in shares)				19,091,910